Share-based Payments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sharebased Payments Details Abstract
Options, Outstanding at 1 January	4,587,500	4,217,000
- Granted		559,875
- Forfeited	(139,750)	(132,500)
- Expired	(17,500)	(56,875)
Options, Outstanding at 31 December	4,217,000	4,587,500
Exercisable at 31 December	3,314,333	3,835,208
WAEP, Outstanding at 1 January	$ 2.2	$ 2.26
WAEP, Granted		1.99
WAEP, Forfeited	3.19	2.97
WAEP, Expired	0.74	0.91
WAEP, Outstanding at 31 December	2.26	2.2
WAEP, Exercisable at 31 December	$ 2.03	$ 2.13